Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 27, 2022 USD ($) shares	Sep. 30, 2022 USD ($) Customer shares	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) Customer	Sep. 30, 2022 USD ($) Vendor Customer Segment shares	Sep. 30, 2021 USD ($) Customer	Dec. 31, 2021 USD ($) Segment Customer shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Number of operating segments | Segment					1		1
Number of reportable segments | Segment					1		1
Impairment charge of long-lived assets		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Contract with customers liability current		1,989,000			1,989,000		1,705,000	2,044,000	$ 2,584,000
Contract with customers liability non current		862,000			862,000		802,000	836,000	1,173,000
Expected returns and refunds to customers							0	0
Sales commission		$ 209,000		$ 566,000	788,000	1,607,000	2,056,000	2,432,000	3,592,000
Incremental costs to fulfill contract with customers							1,738,000	1,457,000	2,382,000
Operating distribution to unit holders and tax authorities							$ 11,402,000	$ 13,319,000	$ 56,634,000
Maximum amount of tax expenses recognizable percentage							50.00%	50.00%
Weighted average number of diluted securities outstanding adjustment | shares							0	0	0
Operating distribution to members of holdings and taxing authorities					$ 10,610,000	$ 11,403,000
Common stock, shares issued | shares		68,492,482			68,492,482
Compensation expense		$ 746,000	$ 79,270,000		$ 0
Number of vendors | Vendor					3
Number of customers accounted for 10% of total revenue | Customer		0		0	0	0
Number of customers accounted for 10% of accounts receivable | Customer		0			0		0
ASU 2019-12
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022			Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true			true
401(k) Plan
Employer Safe Harbor contribution amount		$ 434,000		$ 131,000	$ 735,000	$ 186,000
Employer Safe Harbor non-elective contribution percentage					3.00%
Standby Equity Purchase Agreement [Member]
Consecutive trading days	3 days
Maximum value of daily volume traded threshold percentage	30.00%
Termination period of purchase agreement	36 months
Percentage of common stock purchase price	97.00%
Mandatory minimum amount for individual advance	$ 0
Shares sold | shares					40,000
Proceeds from settlement of SEPA					$ 156,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global Lp [Member]
Common stock, shares issued | shares	25,000
Minimum [Member]
Capitalized software estimated useful lives							3 years
Maximum [Member]
Capitalized software estimated useful lives							8 years
Maximum [Member] | Standby Equity Purchase Agreement [Member]
Common stock, shares issued | shares	5,000,000
Debt [Member] | Lender Concentration Risk [Member] | One Lender [Member]
Concentration risk percentage							100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage							10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration risk percentage							10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage							10.00%	10.00%	10.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Three Suppliers [Member]
Concentration risk percentage							94.00%	93.00%	95.00%
Liabilities, Total [Member] | Credit Availability Concentration Risk [Member]
Concentration risk percentage					100.00%		100.00%
Assets, Total [Member] | Supplier Concentration Risk [Member] | Inventory [Member]
Concentration risk percentage		90.00%		87.00%	87.00%	89.00%
State and Local Jurisdiction [Member]
Income tax examination interest expenses							$ 0	$ 0	$ 0
Income tax examination penalty expenses							$ 0	0	0
Capital Unit, Class A [Member]
Percentage of voting rights							100.00%
Capital Units Class A And Class AA [Member] | Rank One [Member]
Distributable amount payable to unit holders in the event of liquidation							$ 3,000,000
Capital Units Class A Class AA And Class AAA [Member] | Rank Two [Member]
Distributable amount payable to unit holders in the event of liquidation							125,000,000
Class A Voting Units [Member]
Common units voting rights percentage		100.00%			100.00%
Biote Method Customer [Member]
Sales commission							317,000	976,000	1,209,000
Biote Method Customer [Member] | Service Revenue [Member] | Training [Member]
Revenue remaining performance obligation							67,000	57,000	50,000
Biote Method Customer [Member] | Service Revenue [Member] | Contract Term Services [Member]
Revenue remaining performance obligation							1,393,000	1,413,000	1,669,000
Contract with customers liability current							849,000	862,000	932,000
Contract with customers liability non current							544,000	551,000	737,000
Biote Method Customer [Member] | Product Revenue [Member] | Pallet Procedures [Member]
Contract with customers liability current							789,000	1,125,000	1,601,000
Contract with customers liability non current							$ 258,000	$ 285,000	$ 436,000
Class A Common Stock [Member]
Common stock, shares issued | shares		9,926,658			9,926,658		0
Class A Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Common stock, shares issued | shares	1,000,000